Other operating income (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other Operating Income - Schedule of Other Operating Income

	12 months ended December 31,
USD'000	2022	2021	2020
Accounts payable write-off	1,899	-	-
Other operating income from related parties	66	71	43
Other operating income - other	108	112	-
Total other operating income from continuing operations	2,073	183	43